Leases	12 Months Ended
Apr. 30, 2023
Presentation of leases for lessee [abstract]
LEASES
11.
LEASES

The Company has leases for lab and office space, automobiles and one item of lab equipment. Each lease is reflected in the consolidated statement of financial position as a right-of-use asset and a lease liability. The Company classifies right-of-use assets in a consistent manner to its property and equipment. The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2024	1,548
2025	1,033
2026	993
2027	989
2028	983
More than 5 years	3,849
Total minimum lease payments	9,395
Less: imputed interest	(2,128)
Total present value of minimum lease payments	7,267
Less: Current portion	(1,116)
Non-current portion	6,151

Total cash outflow for leases during the year ended April 30, 2023 was $1.3 million (2022 - $1.0 million).

The nature of the Company’s leases by type of right-of-use asset as at April 30, 2023 is as follows:

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	4	0.5 - 9 years	3 years	4	—	3	2
Automobiles	6	1.5 - 4 years	2 years	—	—	6	6

Right-of-use assets

The Company reviews long-lived assets with finite useful lives for impairment whenever circumstances indicate that the carrying amount of the asset may not be recoverable. During the year ended April 30, 2022, a significant change in the planned use of a right-of-use asset related to leased office space indicated possible impairment of the asset. Due to the nature of the leased space, the Company determined the recoverable amount to be nominal, and recorded an impairment charge of $0.2 million in general & administrative expense, the full carrying value of the asset.

During the year ended April 30, 2023, the Company recorded a right-of-use asset of $6.2 million upon commencement of a new lease at the Utrecht, the Netherlands location. The lease includes an initial term of five years, and a renewal option for an additional five years. The Company has determined that it is reasonably certain to exercise the renewal option.

The changes in the value of right-of-use assets during the years ended April 30, 2023 and 2022 are as follows:

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2021	2,730	94	623	3,447
Additions	311	1	—	312
Acquisition of BioStrand	69	152	—	221
Lease modification	(22)	—	—	(22)
Loss on impairment	(369)	—	—	(369)
Foreign exchange	(133)	(8)	28	(113)
Balance, April 30, 2022	2,586	239	651	3,476
Additions	7,593	—	—	7,593
Disposals	(1,290)	(95)	(687)	(2,072)
Foreign exchange	196	23	36	255
Balance, April 30, 2023	9,085	167	—	9,252

Accumulated Depreciation:
Balance, April 30, 2021	1,334	27	220	1,581
Depreciation	698	23	224	945
Loss on impairment	(196)	—	—	(196)
Foreign exchange	(100)	(4)	16	(88)
Balance, April 30, 2022	1,736	46	460	2,242
Depreciation	1,109	58	198	1,365
Disposals	(1,274)	(57)	(507)	(1,838)
Foreign exchange	181	10	(151)	40
Balance, April 30, 2023	1,752	57	—	1,809

Net Book Value:
April 30, 2022	850	193	191	1,234
April 30, 2023	7,333	110	—	7,443

Lease payments not recognized as a liability

The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. The expense relating to payments not included in the measurement of the lease liability during the years ended April 30, 2023 and 2022 are as follows:

(in thousands)	2023 $	2022 $
Leases of low value assets	40	32
Variable lease payments	215	136
	255	168